Investment Securities	12 Months Ended
Dec. 31, 2013
Investment Securities [Abstract]
Investment Securities

NOTE 6 — INVESTMENT SECURITIES

Investments include debt and equity securities.  The Company’s debt securities primarily include U.S. Treasury securities, U.S. Government Agency securities, and supranational and foreign government securities that typically mature in 91 days or less, and the carrying value approximates fair value.  Equity securities include common stock and warrants.

Investment Securities (dollars in millions)

	December 31,	December 31,
	2013	2012
Debt securities available-for-sale	$ 1,487.8	$ 767.6
Equity securities available-for-sale	13.7	14.3
Debt securities held-to-maturity (1)	1,042.3	188.4
Non-marketable equity investments(2)	86.9	95.2
Total investment securities	$ 2,630.7	$ 1,065.5

(1)Recorded at amortized cost less impairment on securities that have credit-related impairment.

(2) Non-marketable equity investments include $23.6 million and $27.6 million in limited partnerships at December 31, 2013 and 2012, respectively, accounted for under the equity method. The remaining investments are carried at cost and include qualified Community Reinvestment Act (CRA) investments, equity fund holdings and shares issued by customers during loan work out situations or as part of an original loan investment.

Debt securities and equity securities classified as available-for-sale (“AFS”) are carried at fair value with changes in fair value reported in other comprehensive income (“OCI”), net of applicable income taxes.

Debt securities classified as held-to-maturity (“HTM”) represent securities that the Company has both the ability and intent to hold until maturity, and are carried at amortized cost.

Non-marketable equity investments include ownership interests greater than 3% in limited partnership investments that are accounted for under the equity method.  Equity method investments are recorded at cost, adjusted to reflect the Company’s portion of income, loss or dividends of the investee.  All other non-marketable equity investments are carried at cost and periodically assessed for other-than-temporary impairment (“OTTI”).

The Company conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether the impairment is OTTI.  For debt securities classified as HTM that are considered to have OTTI that the Company does not intend to sell and it is more likely than not that the Company will not be required to sell before recovery, the OTTI is separated into an amount representing the credit loss, which is recognized in other income in the Consolidated Statement of Operations, and the amount related to all other factors, which is recognized in OCI.  OTTI on debt securities and equity securities classified as AFS and non-marketable equity investments are recognized in the Consolidated Statement of Operations in the period determined.

Realized investment gains totaled $8.9 million, $40.4 million and $53.9 million for the years ended December 31, 2013, 2012 and 2011, respectively, and exclude losses from OTTI.  OTTI credit-related impairments on equity securities recognized in earnings were $0.7 million, $0.2 million and  $8.2 million for the years ended December 31, 2013, 2012 and 2011, respectively.  Impairment amounts in accumulated other comprehensive income (“AOCI”) were not material at December 31, 2013 or December 31, 2012.

In addition, the Company maintained $5.4 billion and $6.4 billion of interest bearing deposits at December 31, 2013 and 2012, respectively, which are cash equivalents and are classified separately on the balance sheet.

The following table presents interest and dividends on interest bearing deposits and investments:

Interest and Dividend Income (dollars in millions)

	Year Ended December 31,
	2013	2012	2011
Interest income - interest bearing deposits	$ 16.6	$ 21.7	$ 24.1
Interest income - investments	8.9	7.8	9.3
Dividends - investments	3.4	2.7	1.3
Total interest and dividends	$ 28.9	$ 32.2	$ 34.7

Securities Available-for-Sale

The following table presents amortized cost and fair value of securities AFS at December 31, 2013 and 2012.

Securities AFS - Amortized Cost and Fair Value (dollars in millions)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2013	Cost	Gains	Losses	Value
Debt securities AFS
U.S. Treasury Securities	$ 649.1	$ -	$ -	$ 649.1
U.S. government agency obligations	711.9	-	-	711.9
Supranational and foreign government securities	126.8	-	-	126.8
Total debt securities AFS	1,487.8	-	-	1,487.8
Equity securities AFS	13.5	0.4	(0.2)	13.7
Total securities AFS	$ 1,501.3	$ 0.4	$ (0.2)	$ 1,501.5
December 31, 2012
Debt securities AFS
U.S. Treasury Securities	$ 750.3	$ -	$ -	$ 750.3
Brazilian Government Treasuries	17.3	-	-	17.3
Total debt securities AFS	767.6	-	-	767.6
Equity securities AFS	13.1	1.2	-	14.3
Total securities AFS	$ 780.7	$ 1.2	$ -	$ 781.9

Debt Securities Held-to-Maturity

The carrying value and fair value of securities HTM at December 31, 2013 and December 31, 2012 were as follows:

Debt Securities HTM - Carrying Value and Fair Value (dollars in millions)

		Gross	Gross
	Carrying	Unrecognized	Unrecognized	Fair
	Value	Gains	Losses	Value
December 31, 2013
U.S. government agency obligations	$ 735.5	$ 0.1	$ -	$ 735.6
Mortgage-backed securities - U.S. government owned and sponsored agencies	96.3	1.7	(5.8)	92.2
State and municipal	57.4	-	(6.5)	50.9
Foreign government	38.3	-	-	38.3
Corporate - Foreign	114.8	9.0	-	123.8
Total debt securities held-to-maturity	$ 1,042.3	$ 10.8	$ (12.3)	$ 1,040.8
December 31, 2012
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$ 96.5	$ 3.1	$ (0.3)	$ 99.3
State and municipal	13.1	-	-	13.1
Foreign government	28.4	-	-	28.4
Corporate - Foreign	50.4	8.2	-	58.6
Total debt securities held-to-maturity	$ 188.4	$ 11.3	$ (0.3)	$ 199.4

The following table presents the amortized cost and fair value of debt securities HTM by contractual maturity dates:

Securities Held To Maturity - Amortized Cost and Fair Value Maturities (dollars in millions)

	December 31, 2013		December 31, 2012
	Carrying	Fair	Carrying	Fair
	Cost	Value	Cost	Value
U.S. government agency obligations
Total - Due within 1 year	$ 735.5	$ 735.6	$ -	$ -
Mortgage-backed securities - U.S. government owned and sponsored agencies
Total - Due after 10 years (1)	96.3	92.2	96.5	99.3
State and municipal
Due within 1 year	0.7	0.7	-	-
Due after 1 but within 5 years	4.4	4.4	4.9	4.9
Due after 5 but within 10 years	0.7	0.7	1.4	1.4
Due after 10 years (1)	51.6	45.1	6.8	6.8
Total	57.4	50.9	13.1	13.1
Foreign government
Due within 1 year	29.8	29.8	25.5	25.4
Due after 1 but within 5 years	8.5	8.5	2.9	3.0
Total	38.3	38.3	28.4	28.4
Corporate - Foreign
Due within 1 year	0.8	0.8	-	-
Due after 1 but within 5 years	48.6	56.1	-	-
Due after 5 but within 10 years	65.4	66.9	50.4	58.6
Total	114.8	123.8	50.4	58.6
Total debt securities held-to-maturity	$ 1,042.3	$ 1,040.8	$ 188.4	$ 199.4

 (1)Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment rights.